TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about Income tax expense (benefit) [Table Text Block]
	Year ended December 31, December 31,
	2020	2019

Current	$25	$105
Deferred, net	(66)	(93)
Income tax from previous years	303	78

	$262	$90

Disclosure of detailed information about deferred taxes [Table Text Block]
	Statements of financial position		Statements of profit or loss
	December 31,		Year ended December 31,
	2020	2019	2020	2019
Deferred tax assets:

Carryforward tax losses and other	769	306	(440)	12

	769	306	(440)	12
Deferred tax liabilities:

Inventory and biological assets	1,239	805	385	(72)
Intangible assets	264	238	(11)	(33)

	1,503	1,043	374	(105)

Translation differences			63	—
Deferred tax expenses, net			$(66)	$(93)

Deferred tax assets (liabilities), net	$(734)	$(737)

Disclosure of detailed information about deferred tax assets and liabilities [Table Text Block]
	December 31,
	2020	2019

Non-current assets	$769	$89

Non-current liabilities	$1,503	$826

Disclosure of detailed information about reconciliation of tax expense and accounting profit [Table text Block]
	Year ended December 31, December 31,
	2020	2019

Income (loss) before income tax	$(28,472)	$(7,329)

Statutory tax rate in Canada 26.5%	(7,545)	(1,942)

Increase (decrease) in income tax due to:

Non-deductible expenses for tax purposes	6,306	1,489
Effect of different tax rate of subsidiaries	161	104
Adjustments in respect of current income tax of previous years	303	78
Recognition of tax benefit in respect of losses of previous years	(830)	—
Unrecognized tax benefit in respect of loss for the year	1,771	315
Other adjustments	96	46

Income tax expense	$262	$90